Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Muni Funds
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund
Smith Barney World Funds, Inc.

Supplement dated December 9, 1996 to Prospectuses*


The following information supplements, and should be read in conjunction with, the disclosure found in the prospectus of each of the funds listed above (each, a "Fund") under "Prospectus Summary - The Fund's Expenses":

Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.


___________________
* Prospectuses dated:

Smith Barney Aggressive Growth Fund Inc.			December 29, 1995
Smith Barney Appreciation Fund Inc.			March 1, 1996
Smith Barney Arizona Municipals Fund Inc.		September 30, 1996
Smith Barney California Municipals Fund Inc.		June 3, 1996
Smith Barney Concert Series Inc.				August 5, 1996
Smith Barney Equity Funds				April 22, 1996
Smith Barney Fundamental Value Fund Inc.		February 1, 1996
Smith Barney Funds, Inc.
	Equity Income Portfolio				April 1, 1996
	Income Return Account Portfolio			April 1, 1996
	U.S. Government Securities Portfolio		April 1, 1996
Smith Barney Income Funds				November 28, 1996
Smith Barney Investment Funds Inc.
	Smith Barney Government Securities Fund		April 29, 1996
	Smith Barney Growth Opportunity Fund		April 29, 1996
	Smith Barney Investment Grade Bond Fund		April 29, 1996
							as amended June 24, 1996
	Smith Barney Managed Growth Fund		April 29, 1996
	Smith Barney Special Equities Fund		April 29, 1996
Smith Barney Investment Trust				March 22, 1996
Smith Barney Managed Governments Fund Inc.		November 27, 1996
Smith Barney Managed Municipals Fund Inc.		May 6, 1996
Smith Barney Massachusetts Municipals Fund		January 29, 1996
Smith Barney Muni Funds
	Florida Portfolio					July 29, 1996
	New York Portfolio					July 29, 1996
	Limited Term Portfolio 				July 29, 1996
	National Portfolio 					July 1, 1996
	Pennsylvania Portfolio 				July 1, 1996
	Georgia Portfolio					July 1, 1996
Smith Barney Natural Resources Fund Inc.			January 5, 1996
Smith Barney New Jersey Municipals Fund Inc.		June 1, 1996
Smith Barney Oregon Municipals Fund			August 19, 1996
Smith Barney World Funds, Inc.				February 28, 1996


FD0  1238 12/96

























g:\funds\sbwf\misc\transfee.sup


Smith Barney Adjustable Rate Government Income Fund
Smith Barney Funds, Inc.
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.


Supplement dated December 9, 1996 to Prospectuses*


The following information supplements, and should be read in conjunction with, the disclosure found in the prospectus of each of the funds listed above (each, a "Fund") under "Prospectus Summary - The Fund's Expenses":

Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

___________________
* Prospectuses dated:

Smith Barney Adjustable Rate Government Income Fund		September 30, 1996
Smith Barney Funds, Inc.
	Short-Term U.S. Treasury Securities Portfolio		April 1, 1996
Smith Barney Money Funds, Inc.					February 16, 1996
Smith Barney Muni Funds
	New York Money Market Portfolio				July 1, 1996
	California Money Market Portfolio				July 1, 1996
Smith Barney Municipal Money Market Fund, Inc.			July 1, 1996